                                                    ----------------------------
                                                             OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
                      UNITED STATES                 Expires:   February 28, 1997
           SECURITIES AND EXCHANGE COMMISSION       Estimated average burden
                 WASHINGTON, D.C. 20549             hours per response.... 24.60
                                                    ----------------------------
                                                             SEC USE ONLY
                        FORM 13F                    ----------------------------

                                                    ----------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 2002.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
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If amended report check here: / /

CATALYST INVESTMENT MANAGEMENT CO., LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

909 MONTGOMERY STREET, SUITE 600           SAN FRANCISCO       CA         94133
--------------------------------------------------------------------------------
Business Address       (Street)              (City)          (State)       (Zip)


PAUL W. JONES                 415-677-1520        MANAGER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


------------------------------ATTENTION-----------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and State of California on the 1st day of May, 2002.


                                       CATALYST INVESTMENT MANAGEMENT CO., LLC
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                              /s/ Paul Jones
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                                 13F File No.:   Name:                                 13F File No.:
------------------------------------  -------------   ------------------------------------  -------------
1.                                                    6.
------------------------------------  -------------   ------------------------------------  -------------
2.                                                    7.
------------------------------------  -------------   ------------------------------------  -------------
3.                                                    8.
------------------------------------  -------------   ------------------------------------  -------------
4.                                                    9.
------------------------------------  -------------   ------------------------------------  -------------
5.                                                    10.
------------------------------------  -------------   ------------------------------------  -------------

                                                                 SEC 1685 (5/91)
               Copyright (C) 1992. NRS Systems, Inc. (Portions of Software Only)

Conifer Securities, LLC
FORM 13F
CIMCO
31-Mar-02

                                                                                                      Voting Authority
                                                                                                      ----------------
                                 Title of                     Value    Shares/    Sh/  Put/   Invstmt   Other
Name of Issuer                    class      CUSIP           (x$1000)  Prn Amt    Prn  Call   Dscretn  Managers  Sole  Shared   None
--------------                    -----      -----           --------  -------    ---  ----   -------  --------  ----  ------   ----
ALBERTA ENERGY CO LTD              COM     012873105            860      19584     SH         Defined                   19584
ALCON INC                          COM     H01301102           2539      75000     SH         Defined                   75000
ALLEGHENY ENERGY INC               COM     017361106           2356      56977     SH         Defined                   56977
ALPHA INDUSTRIES INC               COM     020753109           1272      83405     SH         Defined                   83405
AMER ELECTRIC POWER                COM     025537101           2304      50000     SH         Defined                   50000
AMERICAN WATER WORKS INC           COM     030411102           3385      77294     SH         Defined                   77294
AON CORP                           COM     037389103           3500     100000     SH         Defined                  100000
AQUILA INC                         COM     03840P102           4484     180513     SH         Defined                  180513
ARCH COAL INC                      COM     039380100           1069      50000     SH         Defined                   50000
AT&T                               COM     001957109           2622     167010     SH         Defined                  167010
AT&T CORP WIRELESS GROUP           COM     001957406           1420     158699     SH         Defined                  158699
AVANT CORP.                        COM     053487104           1836      91683     SH         Defined                   91683
BAXTER INTL INC CONTINGENT PAY     COM     071813109              0      25000     SH         Defined                   25000
BAY VIEW CAPITAL CORP              COM     07262L101           3142     459327     SH         Defined                  459327
BEAZER HOMES USA INC               COM     07556Q105           2267      29232     SH         Defined                   29232
BJ SERVICES COMPANY                COM     055482103           1379      40000     SH         Defined                   40000
BROOKS AUTOMATION INC.             COM     11434A100            957      21050     SH         Defined                   21050
BUILDING MATERIAL HLDG CO          COM     120113105            364      25000     SH         Defined                   25000
C R BARD INC                       COM     067383109           6183     104700     SH         Defined                  104700
CENTRA SOFTWARE INC.               COM     15234X103            431      89347     SH         Defined                   89347
CHARTER COMMUNICATIONS             COM     16117M107            288      25481     SH         Defined                   25481
CIRCUIT CITY GROUP                 COM     172737108            667      37000     SH         Defined                   37000
COMCAST CORP                       COM     200300200            432      13600     SH         Defined                   13600
CONAGRA,INC.                       COM     205887102           2871     118382     SH         Defined                  118382
CONECTIV                           COM     206829103           2018      81069     SH         Defined                   81069
CONOCO INC CL A                    COM     208251306           2458      84221     SH         Defined                   84221
CONVERGYS CORP.                    COM     212485106           2218      75000     SH         Defined                   75000
COOPER INDUSTRIES INC              COM     216669101           8264     197000     SH         Defined                  197000
CORNELL CORRECTIONS                COM     219141108            393      36368     SH         Defined                   36368
COX COMM. INC NEW INCOME PRIDE     COM     224044305           3760      74523     SH         Defined                   74523
DIGENE CORP                        COM     253752109            836      23385     SH         Defined                   23385
DOMINION RESOURCES                 COM     25746U109           6516     100000     SH         Defined                  100000
DOMINION RESOURCES VA PFD SER      COM     25746U406           2366      44500     SH         Defined                   44500
DOW CHEMICAL CO.                   COM     260543103           2454      75000     SH         Defined                   75000
DUKE ENERGY CORP                   COM     264399106           3224      85417     SH         Defined                   85417
DUPONT (EL) de NEMOURS             COM     263534109           2357      50000     SH         Defined                   50000
EL PASO CORPORATION                COM     28336L109           2201      50000     SH         Defined                   50000
ELANTEC SEMICONDUCTOR              COM     284155108           2292      53591     SH         Defined                   53591
EMCOR GROUP INC.                   COM     29084Q100           4820      83100     SH         Defined                   83100
ENSCO INTERNATIONAL INC.           COM     26874Q100            641      21263     SH         Defined                   21263

ENSERCO ENERGY SERVICE CO          COM     293571105            380      38974     SH         Defined                   38974
ENTERGY CORP                       COM     29364G103           3256      75000     SH         Defined                   75000
EQUITABLE RESOURCES INC            COM     294549100            870      25000     SH         Defined                   25000
FLOWERS INDS INC                   COM     343496105           1732      67994     SH         Defined                   67994
FMC TECHNOLOGIES INC               COM     30249U101           1006      50481     SH         Defined                   50481
GENERAL MOTORS CLASS H             COM     370442832           1050      63856     SH         Defined                   63856
GENESIS MICROCHIP INC.             COM     37184C103           1300      50000     SH         Defined                   50000
GENTIVA HEALTH SERVICES INC.       COM     37247a102           2241      90512     SH         Defined                   90512
GLOBALSANTAFE CORP.                COM     G3930E101            523      15990     SH         Defined                   15990
GLOBESPAN INC                      COM     379571102           1477      99000     SH         Defined                   99000
GRANT PRIDECO INC                  COM     38821G101            356      26000     SH         Defined                   26000
H.J. HEINZ CO.                     COM     423074103           4350     104827     SH         Defined                  104827
HEWLETT-PACKARD                    COM     428236103            567      31600     SH         Defined                   31600
ICN PHARMACEUTICALS INC NEW        COM     448924100           9563     301200     SH         Defined                  301200
IKOS SYSTEMS                       COM     451716203           1069      97456     SH         Defined                   97456
IMMUNEX CORP NEW                   COM     452528102           1816      60027     SH         Defined                   60027
INTENSIL HOLDING CORP              COM     46069S109           2126      75000     SH         Defined                   75000
IVEX PACKAGING CORP-DEL            COM     465855104           2325     101545     SH         Defined                  101545
JP REALTY INC                      COM     46624A106           3128     116929     SH         Defined                  116929
KEYSPAN ENERGY                     COM     49337W100           2970      81539     SH         Defined                   81539
KINDER MORGAN INC                  COM     49455p101            705      14558     SH         Defined                   14558
LANTRONIX INC                      COM     516548104            906     350000     SH         Defined                  350000
LUCENT TECHNOLOGIES                COM     549463107            355      75000     SH         Defined                   75000
MOLEX INC CL-A                     COM     608554200            452      14768     SH         Defined                   14768
MOORE CORP LTD                     COM     615785102            390      30000     SH         Defined                   30000
MORTONS RESTAURANT GROUP           COM     619429103            199      14300     SH         Defined                   14300
MURPHY OIL CORP                    COM     626717102            384       4000     SH         Defined                    4000
NABORS INDUSTRIES                  COM     629568106            898      21264     SH         Defined                   21264
NATIONAL OILWELL                   COM     637071101            540      21318     SH         Defined                   21318
NEXTWAVE TELECOM                   COM     65332M103            384     150592     SH         Defined                  150592
NOBLE DRILLING CORP                COM     655042109           1035      25000     SH         Defined                   25000
NRG ENERGY INC.                    COM     629377102           2624     217584     SH         Defined                  217584
ONI SYSTEMS CORP.                  COM     68273f103            857     138936     SH         Defined                  138936
OSCA INC.                          COM     687836106           2524      90610     SH         Defined                   90610
PENNZOIL QUAKER                    COM     709323109           1073      50000     SH         Defined                   50000
PEOPLES ENERGY CORP                COM     711030106           2530      64241     SH         Defined                   64241
PIONEER NATIONAL RESOURCES         COM     723787107           1301      58355     SH         Defined                   58355
POPE & TALBOT                      COM     732827100           1686     115000     SH         Defined                  115000
PPL CORP                           COM     69351T106            990      25000     SH         Defined                   25000
QUANTA SERVICES INC                COM     74762E102           2551     147515     SH         Defined                  147515
QUESTAR CORP                       COM     748356102            643      25000     SH         Defined                   25000
QWEST COMMUNICATION INTERNATIO     COM     749121109            826     100481     SH         Defined                  100481
RGS ENERGY GROUP INC               COM     74956K104           4386     111748     SH         Defined                  111748
ROWAN COMPANIES INC.               COM     779382100            358      15548     SH         Defined                   15548
SBC COMMUNICATIONS INC.            COM     78387G103            948      25321     SH         Defined                   25321
SECURITY CAP GRP INC CL B          COM     81413P204           5005     196517     SH         Defined                  196517
SHAW GROUP INC                     COM     820280105           2966     107858     SH         Defined                  107858
SILICON STORAGE TECH INC           COM     827057100            264      25000     SH         Defined                   25000
SOFTWARE AG SYSTEMS ESCROW SHA     COM                            0     102852     SH         Defined                  102852
SPACELABS MED INC                  COM     846247104           2383     169476     SH         Defined                  169476
SPINNAKER EXPL CO                  COM     84855w109           1083      26000     SH         Defined                   26000

STONE ENERGY CORP                  COM     861642106            969      25000     SH         Defined                   25000
STORAGE USA INC                    COM     861907103           3295      77360     SH         Defined                   77360
SUN MICROSYSTEMS INC               COM     866810104            444      50321     SH         Defined                   50321
TECO ENERGY 9.5% CV PFD            COM     872375209           2494      89850     SH         Defined                   89850
TECO ENERGY INC                    COM     872375100           2054      71756     SH         Defined                   71756
TERAYON COMM SYSTEMS               COM     880775101            706      83388     SH         Defined                   83388
TESORO PETROLEUM                   COM     881609101           2810     200000     SH         Defined                  200000
TRAVELOCITY.COM                    COM     893953109            681      24364     SH         Defined                   24364
TRW INC                            COM     872649108           2541      49359     SH         Defined                   49359
TUPPERWARE CORP                    COM     899896104           1729      76000     SH         Defined                   76000
ULTRA PETROLEUM CORP               COM     903191409            598      75000     SH         Defined                   75000
UNIT CORP                          COM     909218109           1555      85000     SH         Defined                   85000
UNITED RENTALS INC                 COM     911363109           4122     150000     SH         Defined                  150000
US TIMBERLANDS CO                  COM     902977107             62      34832     SH         Defined                   34832
UTILICOM INC                       COM                         1586     207600     SH         Defined                  207600
VERITAS DGC INC                    COM     92343P107            448      26496     SH         Defined                   26496
VERIZON COMMUNICATIONS             COM     92343V104           2297      50321     SH         Defined                   50321
VIDAMED INC.                       COM     926530106            776      98442     SH         Defined                   98442
WACKENHUT CORP                     COM     929794105            806      24328     SH         Defined                   24328
WACKENHUT CORP CL B                COM     929794303            792      24328     SH         Defined                   24328
WILLBROS GROUP                     COM     969199108           4476     268191     SH         Defined                  268191
WILLIAMS CO.'S                     COM     969457100           3534     150000     SH         Defined                  150000
XCEL ENERGY INC                    COM     98389B100           6528     257500     SH         Defined                  257500
XTO ENERGY INC.                    COM     98385X106            501      25000     SH         Defined                   25000
REPORT SUMMARY                             115 DATA RECORDS  222603                0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.